Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr. 29, 2014
Strategic Advisers U.S. Opportunity II Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst1_SupplementTextBlock	Supplement to the
Strategic Advisers® U.S. Opportunity II Fund
April 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeB	0.25%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.80%
Total annual operating expensesA	1.08%
Fee waiver and/or expense reimbursementB	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursementA	0.83%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 0.95% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2016. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 85
3 years	$ 276
5 years	$ 530
10 years	$ 1,256